RISK MANAGEMENT - Scenario of probability weighting in measuring ECL (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Colombia | Scenario A
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	27.00%	28.00%
Colombia | Scenario B
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	56.00%	57.00%
Colombia | Scenario C
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	17.00%	15.00%
Panama | Scenario A
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	10.00%	5.00%
Panama | Scenario B
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	50.00%	75.00%
Panama | Scenario C
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	40.00%	20.00%